Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted cash
Restricted cash	$ 2,812	$ 2,812
Retention account
Restricted cash
Restricted cash	$ 2,800	$ 2,800